UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2006
                                                      ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                      ------------------------
   This Amendment (Check only one.):       [  ]    is a restatement.
                                           [  ]    adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               Suite 1500
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:   28-11728
                       --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jean Kim
                 -------------------------------------------------
Title:           Compliance Manager
                 -------------------------------------------------
Phone:           310-231-6138
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jean Kim                     Los Angeles, CA                11/7/06
-----------------------    ---------------------------     -------------------
     [Signature]                  [City, State]                  [Date]


X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check  here  if a  portion of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
                                          -----------------------------------

Form 13F Information Table Entry Total:    57
                                          -----------------------------------

Form 13F Information Table Value Total:    $226,670
                                          -----------------------------------
                                                      (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                           FORM 13-F INFORMATION TABLE

     COLUMN 1        COLUMN 2        COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8

-------------------- --------       ----------- ------------ ------------------------ ------------ ---------  --------------------
                     TITLE OF                      VALUE      SHRS OR    SH/    PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
 NAME OF ISSUER       CLASS            CUSIP      (x$1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
-------------------- --------       ----------- ------------ ---------  -----  ------ ------------ ---------  ------  ------  ----
ALLSTATE CORP/THE                     020002101     1,161      18,503                                         18,503
                     COM                                                  SH            SOLE        NONE
AON CORP                              037389103     870        25,700                                         25,700
                     COM                                                  SH            SOLE        NONE
BAUSCH & LOMB INC                     071707103     1,078      21,500                                         21,500
                     COM                                                  SH            SOLE        NONE
BRISTOL-MYERS                         110122108     1,201      48,200                                         48,200
SQUIBB CO            COM                                                  SH            SOLE        NONE
CA INC                                12673P105     1,414      59,700                                         59,700
                     COM                                                  SH            SOLE        NONE
CITIGROUP INC                         172967101     1,222      24,600                                         24,600
                     COM                                                  SH            SOLE        NONE
LEAR CORP                             521865105     1,296      62,622                                         62,622
                     COM                                                  SH            SOLE        NONE
METLIFE INC                           59156R108     1,462      25,800                                         25,800
                     COM                                                  SH            SOLE        NONE
MICROSOFT CORP                        594918104     727        26,600                                         26,600
                     COM                                                  SH            SOLE        NONE
PFIZER INC                            717081103     1,341      47,300                                         47,300
                     COM                                                  SH            SOLE        NONE
RADIOSHACK CORP                       750438103     670        34,700                                         34,700
                     COM                                                  SH            SOLE        NONE
RENT-A-CENTER INC                     76009N100     1,432      48,900                                         48,900
                     COM                                                  SH            SOLE        NONE
SARA LEE CORP                         803111103     1,061      66,000                                         66,000
                     COM                                                  SH            SOLE        NONE
TJX COS INC                           872540109     1,225      43,700                                         43,700
                     COM                                                  SH            SOLE        NONE
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                                       3

WHIRLPOOL CORP                        963320106     1,497      17,800                                         17,800
                     COM                                                  SH            SOLE        NONE
XL CAPITAL LTD                        G98255105     1,230      17,900                                         17,900
                     CL A                                                 SH            SOLE        NONE
ABN AMRO HOLDING     SPONSORED ADR    000937102     5,296      181,251                                        181,251
NV                                                                        SH            SOLE        NONE
ALLIED IRISH         SPON ADR ORD     019228402     4,532      83,825                                         83,825
BANKS PLC                                                                 SH            SOLE        NONE
AXA SA               SPONSORED ADR    054536107     5,713      154,769                                        154,769
                                                                          SH            SOLE        NONE
BP PLC               SPONSORED ADR    055622104     6,393      97,478                                         97,478
                                                                          SH            SOLE        NONE
BRITISH AMERICAN     SPONSORED ADR    110448107     7,610      139,099                                        139,099
TOBACCO PLC                                                               SH            SOLE        NONE
BT GROUP PLC         ADR              05577E101     4          80                                             80
                                                                          SH            SOLE        NONE
CANON INC                             138006309     2          37                                             37
                     ADR                                                  SH            SOLE        NONE
CREDIT SUISSE        SPONSORED ADR    225401108     6,475      111,726                                        111,726
GROUP                                                                     SH            SOLE        NONE
CRH PLC                               12626K203     5,180      149,533                                        149,533
                     ADR                                                  SH            SOLE        NONE
E.ON AG              SPONSORED ADR    268780103     5,042      127,105                                        127,105
                                                                          SH            SOLE        NONE
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                                       4

FRANCE TELECOM SA    SPONSORED ADR    35177Q105     6,183      265,272                                        265,272
                                                                          SH            SOLE        NONE
FRONTLINE LTD        SHS              G3682E127     4,658      120,968                                        120,968
                                                                          SH            SOLE        NONE
GLAXOSMITHKLINE      SPONSORED ADR    37733W105     6,160      115,718                                        115,718
PLC                                                                       SH            SOLE        NONE
HONDA MOTOR CO LTD   AMERN SHS        438128308     7,489      222,692                                        222,692
                                                                          SH            SOLE        NONE
HSBC HOLDINGS PLC    SPON ADR NEW     404280406     3,136      34,259                                         34,259
                                                                          SH            SOLE        NONE
ING GROEP NV         SPONSORED ADR    456837103     6,118      139,111                                        139,111
                                                                          SH            SOLE        NONE
KONINKLIJKE PHILIPS  NY REG SH NEW    500472303     4,061      116,007                                        116,007
ELECTRONICS NV                                                            SH            SOLE        NONE
MANULIFE FINANCIAL   COM              56501R106     6,171      191,275                                        191,275
CORP                                                                      SH            SOLE        NONE
NOVARTIS AG          SPONSORED ADR    66987V109     6,111      104,562                                        104,562
                                                                          SH            SOLE        NONE
PETROCHINA CO LTD    SPONSORED ADR    71646E100     5,697      52,920                                         52,920
                                                                          SH            SOLE        NONE
POSCO ADR            SPONSORED ADR    693483109     6,171      95,038                                         95,038
                                                                          SH            SOLE        NONE
PUBLICIS GROUPE      SPONSORED ADR    74463M106     5,875      148,426                                        148,426
                                                                          SH            SOLE        NONE
REUTERS GROUP PLC    SPONSORED ADR    76132M102     3,259      67,005                                         67,005
                                                                          SH            SOLE        NONE
RIO TINTO PLC        SPONSORED ADR    767204100     3,671      19,359                                         19,359
                                                                          SH            SOLE        NONE
ROGERS               CL B             775109200     4,234      77,166                                         77,166
COMMUNICATIONS INC                                                        SH            SOLE        NONE
ROYAL DUTCH SHELL    SPON ADR B       780259107     8,725      127,598                                        127,598
PLC                                                                       SH            SOLE        NONE
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                                       5

SANOFI-AVENTIS       SPONSORED ADR    80105N105     10,048     225,952                                        225,952
                                                                          SH            SOLE        NONE
SHINHAN FINANCIAL    SPN ADR RESTRD   824596100     4,352      48,460                                         48,460
GROUP CO LTD                                                              SH            SOLE        NONE
SIEMENS AG           SPONSORED ADR    826197501     5,294      60,781                                         60,781
                                                                          SH            SOLE        NONE
SK TELECOM ADR       SPONSORED ADR    758205108     4,623      195,654                                        195,654
                                                                          SH            SOLE        NONE
STOLT-NIELSEN SA     SP ADR REG COM   861565109     4,673      180,421                                        180,421
                                                                          SH            SOLE        NONE
SUEZ SA              SPONSORED ADR    864686100     3,186      71,993                                         71,993
                                                                          SH            SOLE        NONE
SYNGENTA AG          SPONSORED ADR    87160A100     5,180      171,653                                        171,653
                                                                          SH            SOLE        NONE
TECHNIP SA           SPONSORED ADR    878546209     3,708      65,080                                         65,080
                                                                          SH            SOLE        NONE
TELECOM CORP OF      SPONSORED ADR    879278208     1          25                                             25
NEW ZEALAND LTD                                                           SH            SOLE        NONE
TELEFONICA SA        SPONSORED ADR    879382208     5,077      97,985                                         97,985
                                                                          SH            SOLE        NONE
TELENOR ASA          SPONSORED ADR    87944W105     3,136      80,545                                         80,545
                                                                          SH            SOLE        NONE
TNT NV               SPONSORED ADR    87260W101     4,858      127,763                                        127,763
                                                                          SH            SOLE        NONE
TOTAL SA             SPONSORED ADR    89151E109     5,002      75,851                                         75,851
                                                                          SH            SOLE        NONE
UNILEVER PLC         SPON ADR NEW     904767704     6,526      263,052                                        263,052
                                                                          SH            SOLE        NONE
VODAFONE GROUP PLC   SPONSORED ADR    92857W209     8,155      356,752                                        356,752
                                                                          SH            SOLE        NONE
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                                       6